Financial results, net	12 Months Ended
Jun. 30, 2023
Financial results, net
Financial results, net

27. Financial results, net

	06.30.2023	06.30.2022	06.30.2021
Finance income:
- Interest income	825	998	1,274
- Dividend income	-	-	2
Total finance income	825	998	1,276
Finance costs:
- Interest expenses	(12,131)	(17,873)	(24,655)
- Other finance costs	(1,745)	(1,945)	(2,801)
Subtotal finance costs	(13,876)	(19,818)	(27,456)
Capitalized finance costs	-	-	1,656
Total finance costs	(13,876)	(19,818)	(25,800)
Other financial results:
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	7,407	3,134	18,799
- Exchange rate differences, net	6,762	31,056	24,818
- Gain / (loss) from repurchase of NCN	199	3,148	(336)
- Gain / (loss) from derivative financial instruments, net	46	70	(1,597)
- Other financial results	(150)	949	(260)
Total other financial results	14,264	38,357	41,424
- Inflation adjustment	14,323	6,012	(5,109)
Total financial results, net	15,536	25,549	11,791